TROUTMAN SANDERS LLP

ATTORNEYS AT LAW
BANK OF AMERICA PLAZA
600 PEACHTREE STREET, N.E.—SUITE 5200
ATLANTA, GEORGIA  30308-2216
www.troutmansanders.com
TELEPHONE: 404-885-3000
FACSIMILE: 404-885-3900

Larry W. Shackelford	Direct Dial: 404-885-3926
larry.shackelford@troutmansanders.com	Direct Fax: 404-962-6548

June 15, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Internet Commerce Corporation
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Internet Commerce Corporation (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), pursuant to the provisions of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is a Preliminary Proxy Statement on Schedule 14A, with appendixes thereto, in connection with the Company’s Special Meeting of Stockholders (the “Special Meeting”), which is expected to be held in August 2007.

At the Special Meeting, the Company’s stockholders will be asked to approve (i) the issuance of shares of the Company’s class A common stock issuable upon the exercise of conversion of certain securities, which the Company is issuing in a private placement in order to finance its proposed acquisition of EasyLink Services Corporation; (ii) an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of the Company’s class A common stock; and (iii) an amendment to the Company’s 2005 Stock Incentive Plan (the “Plan”) to increase the number of shares reserved for issuance under the Plan.

While applicable law does not require the Company’s stockholders to approve the Company’s merger with EasyLink, because the Company’s class A common stock is quoted on the Nasdaq Capital Market, it is subject to the Marketplace Rules of the NASD. Marketplace Rule 4350(i)(1)(C)(ii) requires the Company to seek stockholder approval of the proposed issuance of the securities in connection with the merger.

Pursuant to Item 14(e) of Schedule 14A, and based on 21,030,979 shares of the Company’s class A common stock held by non-affiliates of the Company and the $3.60 per share closing price of the Company’s class A common stock on Friday, June 1, 2007, the Company had a nonaffiliated market value greater than $75 million within 60 days of this filing, and thus the Company is incorporating by reference certain information required by Item 14(c)(1).

Should you have any questions with respect to this filing, please contact the undersigned at (404) 885-3926.

Sincerely,
TROUTMAN SANDERS LLP
/s/ Larry W. Shackelford
Larry W. Shackelford

Attachments

cc:           Glen E. Shipley

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